Capital Stock (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital Stock [Abstract]
Common stock shares, authorized	100,000,000	100,000,000	100,000,000
Common stock, voting rights	All shares have equal voting rights and have one vote per share	one
Percentage of common stock	50.00%	50.00%
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001